ACQUISITION OF EMERGEN ENERGY LLC (Details Narrative)			3 Months Ended	9 Months Ended
	Aug. 11, 2025 USD ($)	Apr. 24, 2024 USD ($) $ / W $ / shares GW shares	Jun. 30, 2024 USD ($)	Sep. 30, 2025 USD ($) $ / shares
Business Combination [Line Items]
Transaction value			$ 22,222,200
Project financing	$ 200,000,000
Development Projects [Member]
Business Combination [Line Items]
Indefinite-lived intangible assets purchase price		$ 22,200,000
BESS Development Fees [Member]
Business Combination [Line Items]
Indefinite-lived intangible assets purchase price		22,200,000
Allocated purchase price		20,000,000.0
Solar Development Fees [Member]
Business Combination [Line Items]
Indefinite-lived intangible assets purchase price		22,200,000
Allocated purchase price		$ 2,200,000
Project Management Services Agreement [Member] | BESS Development Fees [Member]
Business Combination [Line Items]
Share price | $ / shares				$ 0.035
Payment for fee				$ 69,000,000
Project Management Services Agreement [Member] | Solar Development Fees [Member]
Business Combination [Line Items]
Share price | $ / shares				$ 0.035
Payment for fee				$ 57,000,000
Project Management Services Agreement [Member] | Other Renewable Projects [Member]
Business Combination [Line Items]
Share price | $ / shares				$ 0.02
Payment for fee percentage				50.00%
Sale of Project Clause [Member]
Business Combination [Line Items]
Initial fee percentage				62.50%
Acceleration Clause [Member]
Business Combination [Line Items]
Initial fee percentage				62.50%
Emergen Energy LLC [Member]
Business Combination [Line Items]
Voting interests acquired		100.00%
Shares issued on acquisition, shares | shares		15,873
Transaction value		$ 22,200,000
Share price | $ / shares		$ 0.1400
Development fee percentage		62.50%
Emergen Energy LLC [Member] | Membership Interest Purchase Agreement [Member]
Business Combination [Line Items]
Voting interests acquired		100.00%
Emergen Energy LLC [Member] | Battery Energy Storage System [Member]
Business Combination [Line Items]
Capacity | GW		1.965
Investments in energy projects		$ 20,000,000.0
Development fee | $ / W		0.035
Project financing		$ 69,000,000
Emergen Energy LLC [Member] | Solar Projects [Member]
Business Combination [Line Items]
Capacity | GW		3.840
Investments in energy projects		$ 2,200,000
Development fee | $ / W		0.035
Project financing		$ 57,000,000
Remaining projects capacity | GW		1.640
Emergen Energy LLC [Member] | Other Renewable Projects [Member]
Business Combination [Line Items]
Development fee | $ / W		0.02
C and C Johnson Holdings LLC [Member]
Business Combination [Line Items]
Transaction value		$ 22,200,000
Shares issued, price per share | $ / shares		$ 14.00
C and C Johnson Holdings LLC [Member] | Membership Interest Purchase Agreement [Member]
Business Combination [Line Items]
Number of unregistered common shares | shares		1,587,300